Lease liabilities - Disclosure of maturity analysis of operating lease payments (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Lease liabilities
Gross lease liabilities	€ 152,574	€ 185,217
Within one year
Lease liabilities
Gross lease liabilities	45,852	53,348
Later than one year and not later than two years
Lease liabilities
Gross lease liabilities	27,180	30,506
Later than two years and not later than three years
Lease liabilities
Gross lease liabilities	22,042	24,663
Beyond three years
Lease liabilities
Gross lease liabilities	€ 57,500	€ 76,700